Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

The Meet Kevin ETFs

(PP)	The Meet Kevin Pricing Power ETF
(MKS)	The Meet Kevin Select ETF
(MKI)	The Meet Kevin Moderate ETF

 (the “Funds”)

Listed on NYSE Arca, Inc

June 4, 2024

Supplement to the Statutory Prospectus

and Statement of Additional Information, each dated February 28, 2024

Effective as the date of this supplement, all references to the Funds’ phone number are hereby restated to “(855) 393-0677" in the Statutory Prospectus and Statement of Additional Information.